SHARE CAPITAL - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of classes of share capital [line items]
Shares available for purchase for cancellation (in shares)	8,225,621
Payments to acquire or redeem entity's shares	$ 10,000	$ 44,983
Transaction costs	$ 200
Recently Announced NCIB Program
Disclosure of classes of share capital [line items]
Repurchase of common shares (in shares)	308,758
Previous NCIB Program
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares	$ 10,000